Equity (Details) - Schedule of estimated fair values of the warrants measured - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2021
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Exercise price (in Dollars per share)		$ 3
Expected dividend yield (in Dollars)		$ 0
Minimum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 0.283
Exercise price (in Dollars per share)	$ 6.7
Expected term	5 years 6 months	2 years
Expected average volatility	73.00%	75.00%
Risk-free interest rate	3.57%	0.16%
Maximum [Member]
Equity (Details) - Schedule of estimated fair values of the warrants measured [Line Items]
Stock price at time of issuance (in Dollars)		$ 1.602
Exercise price (in Dollars per share)	$ 6.96
Expected term	7 years	5 years
Expected average volatility	76.00%	95.00%
Risk-free interest rate	4.27%	1.08%